Supplemental Cash Flow Information (Tables)	12 Months Ended
Apr. 30, 2021
Statement Of Cash Flows [Abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	April 30, 2021 $	April 30, 2020 $
Debt settlement by issuance of shares and warrants	981	859
Acquisition of building and equipment by capital lease	1,209	2,623
Fair value of shares issued pursuant to deferred acquisition payment to IPA Europe	511	—
Fair value of shares issued pursuant to deferred acquisition payment to UPE	1,047	—

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2020 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Equity portion $	Foreign exchange movements and change in estimates $	April 30, 2021 $
Deferred acquisition payments	2,826	(1,029)	—	(1,558)	222	—	37	498
Debentures	2,000	(2,000)	—	—	—	—	—	—
Convertible debentures	313	2,202	—	(904)	124	(204)	—	1,531
Loans payable	312	(29)	—	(280)	—	—	(3)	—
Leases	1,884	(945)	1,209	(147)	—	—	(75)	1,926
Total	7,335	(1,801)	1,209	(2,889)	346	(204)	(41)	3,955

			Non-cash changes
(in thousands)	April 30, 2019 $	Cash Flows $	Acquisition $	Settlement / Disposal	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2020 $
Deferred acquisition payments	3,064	(1,007)	—	—	733	36	2,826
Debentures	2,708	(175)	—	(700)	167	—	2,000
Debenture subscriptions received	—	313	—	—	—	—	313
Loans payable	112	200	—	—	—	—	312
Leases	106	(657)	2,678	(196)	—	(47)	1,884
Total	5,990	(1,326)	2,678	(896)	900	(11)	7,335